LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
LOANS RECEIVABLE, NET
4.	LOANS RECEIVABLE, NET

The loans receivable, net consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Loans receivable	58,996	27,584
Allowance for credit losses	(27,700)	(27,255)
Loans receivable, net	31,296	329

The following table summarizes the balances of loans receivable by due date as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
Undue	23,107	274
1-14 days past due	1,412	28
15 days or greater past due	6,777	27
Loans receivable, net	31,296	329

The movement of the allowance for credit losses for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
		RMB	RMB
Balance at beginning of the year	—	—	(27,700)
Current year credit losses	—	(27,498)	(27,735)
Current year write off	—	—	9,087
Disposal of a subsidiary	—	—	18,236
Foreign currency exchange	—	(202)	857
Balance at end of the year	—	(27,700)	(27,255)